Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 23,767	¥ 20,070
Securities lending transactions	1,491	1,361
Total	25,258	21,431
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,016	7,011
Securities lending transactions	993	1,098
Total	4,009	8,109
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	13,156	10,621
Securities lending transactions	225	74
Total	13,381	10,695
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	5,782	1,340
Securities lending transactions	11	0
Total	5,793	1,340
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,813	1,098
Securities lending transactions	262	189
Total	¥ 2,075	¥ 1,287